Risks Arising from Financial Instruments and Risk Management - Schedule of Foreign Currency Denominated Financial Assets and Liabilities (Details) - Currency Risk [Member]	Jun. 30, 2025 CAD ($)	Jun. 30, 2025 GBP (£)	Jun. 30, 2025 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 EUR (€)
Financial assets
Cash		£ 100	€ 12,504			£ 16,558	€ 12,504		£ 20,087	€ 46,202
Trade and other receivables		354	3,076			293,055	3,076		104,753	136,963
Cash and cash held in trust	$ 3,433,592			$ 5,473,500	$ 5,473,500			$ 22,949
Loan receivable	1,391,457			515,197	515,197	469,233			466,000
Total financial assets	4,825,049	454	15,580	5,988,697	5,988,697	778,846	15,580	22,949	590,840	183,165
Financial liabilities
Trade and other payables	2,973,090	2,126	22,777		2,809,356	820,809	838
Due to related party	434,691			425,962	425,962			2,744,510
Lease liabilities	298,812							179,412
Loans and borrowings	49,683		124,890	315,557	315,557		124,890	340,469	36,771	3,225,389
Total financial liabilities	$ 3,756,276	£ 2,126	€ 147,667	$ 3,550,875	$ 3,550,875	£ 820,809	€ 125,728	$ 7,132,545	£ 1,034,863	€ 5,397,267